Segment information - Summary of Information by Geographical Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Third-party revenue, by origin	$ 316,620	$ 381,314	$ 261,504
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	246,205	248,207	243,040
Europe
Disclosure of geographical areas [line items]
Third-party revenue, by origin	118,135	135,975	78,549
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	48,008	40,161	38,881
Asia, Oceania, Africa
Disclosure of geographical areas [line items]
Third-party revenue, by origin	99,967	126,643	87,070
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	91,374	97,019	97,278
USA
Disclosure of geographical areas [line items]
Third-party revenue, by origin	70,291	87,085	73,647
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	57,261	59,233	58,286
Other Americas
Disclosure of geographical areas [line items]
Third-party revenue, by origin	28,227	31,611	22,238
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	49,562	51,794	48,595
UK
Disclosure of geographical areas [line items]
Third-party revenue, by origin	44,815	50,236	21,846
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	$ 21,478	$ 20,772	$ 21,974